Income Tax - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Advances from customers	¥ 6,015	¥ 1,904
Accrued payroll and expenses	3,377	6,216
Allowances of doubtful accounts	5,035	203
Allowances of impaired assets	1,804
Net operating loss carryforwards	84,925	22,751
Advertising expenses in excess of deduction limit	12,250	13,781
Amortization of intangible assets	1,737	876
Total deferred tax assets	115,143	45,731
Less: Valuation allowance	(115,143)	(45,618)	¥ (33,980)	¥ (123,938)
Total deferred tax assets, net		113
Deferred tax liabilities
Intangible assets acquired from business combinations	5,801	16,865
Total deferred tax liabilities	¥ 5,801	¥ 16,865